April 27, 2015

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS,

PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF

THE LISTED FUNDS:

DBX ETF TRUST

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI EMU Hedged Equity ETF

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Deutsche X-trackers MSCI All China Equity ETF

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

Deutsche X-trackers Regulated Utilities ETF

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF

Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF

Deutsche X-trackers Investment Grade Bond - Interest Rate ETF

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

The following information should supplements the information contained in each Fund’s Prospectus:

Securities Lending. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The Fund may lend its portfolio securities in an amount up to 33 1/3 % of its total assets. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events, and securities lending in general, could trigger adverse tax consequences for the Fund and its investors. For example, if the Fund loans its securities, the Fund and its investors may lose the ability to treat certain Fund distributions associated with those securities as qualified dividend income.